Investment in Real Estate	12 Months Ended
Dec. 31, 2024
Investment in Real Estate [Abstract]
INVESTMENT IN REAL ESTATE

NOTE 7 - INVESTMENT IN REAL ESTATE

At December 31, 2024 and 2023, investment in real estate consisted of the following:

	Useful Life	December 31, 2024	December 31, 2023
Commercial real property building	39 Years	$7,708,571	$7,708,571
Improvement	12 Years	529,372	529,372
		8,237,943	8,237,943
Less: accumulated depreciation		(1,215,222)	(1,046,539)
		$7,022,721	$7,191,404

For both the years ended December 31, 2024 and 2023, depreciation expense of this commercial real property amounted to $168,683, which was included in real property operating expenses.